Total
MFS Inflation-Adjusted Bond Fund
MFS Inflation-Adjusted Bond Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS Inflation-Adjusted Bond Fund	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS Inflation-Adjusted Bond Fund		A	B	C	I	R1	R2	R3	R4	R6
Management Fee		0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.12%
Total Annual Fund Operating Expenses		0.92%	1.67%	1.67%	0.67%	1.67%	1.17%	0.92%	0.67%	0.59%
Fee Reductions and/or Expense Reimbursements	[1]	(0.25%)	(0.25%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.67%	1.42%	1.52%	0.52%	1.52%	1.02%	0.77%	0.52%	0.44%
[1]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually up to $1 billion. This written agreement will remain in effect until modified by the fund’s Board of Trustees, but such agreement will continue until at least February 28, 2022. MFS Fund Distributors, Inc., has agreed in writing to waive the Class A and Class B service fee to 0.15% of each class’ average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least February 28, 2022. Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.67% of the class’ average daily net assets annually for Class A shares, 1.42% of the class’ average daily net assets annually for Class B shares, 1.52% of the class’ average daily net assets annually for each of Class C and Class R1 shares, 0.52% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.02% of the class’ average daily net assets annually for Class R2 shares, 0.77% of the class’ average daily net assets annually for Class R3 shares, and 0.44% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least February 28, 2022.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS Inflation-Adjusted Bond Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	491	682	889	1,486
B	545	802	1,084	1,755
C	255	512	893	1,764
I	53	199	358	820
R1	155	512	893	1,964
R2	104	357	629	1,407
R3	79	278	495	1,118
R4	53	199	358	820
R6	45	174	314	724

Expense Example No Redemption - MFS Inflation-Adjusted Bond Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	145	502	884	1,755
C	155	512	893	1,764

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate bonds, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally.

Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk:  Issuers in a single country or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the countries and regions to which the fund is exposed.  If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was 4.68% (for the calendar quarter ended September 30, 2011) and the lowest quarterly return was (7.09)% (for the calendar quarter ended June 30, 2013).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2020)
Average Annual Returns - MFS Inflation-Adjusted Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	5.59%	3.33%	2.44%
C	8.42%	3.58%	2.36%
I	10.56%	4.61%	3.20%
R1	9.34%	3.55%	2.18%
R2	10.02%	4.11%	2.71%
R3	10.29%	4.35%	2.96%
R4	10.57%	4.59%	3.20%
R6	10.70%	4.70%	3.29%
A	5.57%	3.54%	2.61%
After Taxes on Distributions | A	4.97%	2.70%	1.80%
After Taxes on Distributions and Sale of Fund Shares | A	3.29%	2.33%	1.67%
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index	10.99%	5.08%	3.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.